Bank-Owned Life Insurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Bank-owned life insurance	$ 21,924	$ 21,306
Bank Owned Life Insurance Income	618	580	$ 400
Gain on bank-owned life insurance proceeds	$ 0	$ 0	$ 0